POST BALANCE SHEET EVENTS (Details) - Crypto Asset Hosting Agreements $ in Millions	4 Months Ended
Apr. 30, 2025 USD ($) item
Miners At Merkle's Memphis
Disclosure of non-adjusting events after reporting period
Number of miners sold	8,000
Cash proceeds | $	$ 2.0
Number of mining machines to be transferred	1,232
Miners At Merkle's Memphis, Tennessee Location
Disclosure of non-adjusting events after reporting period
Number of mining machines to be hosted	9,315
Miners At Merkle's Washington State Location
Disclosure of non-adjusting events after reporting period
Number of mining machines to be hosted	4,000